Accounts Payable and Costs Accrual on Projects (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Costs Accrual on Projects [Abstract]
Accounts Payable and Project Accruals Based on Progress
	December 31, 2014	December 31, 2013
Accounts payable	$5,055,203	$9,298,109
Costs accrual on projects	6,470,364	15,444,203
Total	$11,525,567	$24,742,312